Long-Term Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Long-Term Employee Benefit Liabilities

Long-term employee benefit liabilities consist of:

	2018	2017
Defined benefit pension plans and other [a]	$184	$264
Termination and long service arrangements [b]	381	368
Retirement medical benefits plans [c]	27	31
Other long-term employee benefits	5	7

Long-term employee benefit obligations	$597	$670

Schedule of Company's Defined Benefit Pension Plans

Information about the Company’s defined benefit pension plans is as follows:

	2018	2017
Projected benefit obligation
Beginning of year	$687	$624
Current service cost	14	13
Interest cost	18	18
Actuarial (gains) losses and changes in actuarial assumptions	(33)	8
Benefits paid	(24)	(23)
Foreign exchange	(29)	47

End of year	633	687

Plan assets at fair value [i]
Beginning of year	443	330
Return on plan assets	(11)	33
Employer contributions	12	82
Benefits paid	(19)	(18)
Foreign exchange	(19)	16

End of year	406	443

Ending funded status	$227	$244

Amounts recorded in the consolidated balance sheet
Non-current asset [note 14]	$(18)	$(23)
Current liability	1	3
Liabilities held for sale [note 3] [ii]	60	—
Non-current liability	184	264

Net amount	$227	$244

Amounts recorded in accumulated other comprehensive income Unrecognized actuarial losses	$(134)	$(135)

Net periodic benefit cost
Current service cost	$14	$13
Interest cost	18	18
Return on plan assets	(25)	(20)
Actuarial losses	4	4

Net periodic benefit cost	$11	$15

[i]	The asset allocation of the Company’s defined benefit pension plans at December 31, 2018 and the target allocation for 2019 is as follows:

	2019	2018
Fixed income securities	55-75%	62%
Equity securities	25-45%	36%
Cash and cash equivalents	0-10%	2%

	100%	100%

Future Benefit Payments
[d]	Future benefit payments

	Defined benefit pension plans	Termination and long service arrangements	Retirement medical benefits plans	Total
Expected employer contributions - 2019	$13	$9	$2	$24

Expected benefit payments:
2019	$23	$9	$2	$34
2020	25	10	2	37
2021	24	11	2	37
2022	25	13	2	40
2023	26	17	2	45
Thereafter	145	111	9	265

	$268	$171	$19	$458

Termination and Long Service Arrangements [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost

The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long service benefit obligations and net periodic benefit cost are as follows:

	2018	2017
Discount rate	2.8%	2.6%
Rate of compensation increase	2.9%	2.6%

Schedule of Company's Defined Benefit Pension Plans

Information about the Company’s termination and long service arrangements is as follows:

	2018	2017
Projected benefit obligation
Beginning of year	$378	$327
Current service cost	22	20
Interest cost	8	7
Actuarial losses (gains) and changes in actuarial assumptions	14	(7)
Benefits paid	(14)	(11)
Acquisition	2	—
Foreign exchange	(16)	42

Ending funded status	$394	$378

Amounts recorded in the consolidated balance sheet
Current liability	$9	$10
Liabilities held for sale [note 3]	4	—
Non-current liability	381	368

Net amount	$394	$378

Amounts recorded in accumulated other comprehensive income Unrecognized actuarial losses	$(88)	$(73)

Net periodic benefit cost
Current service cost	$22	$20
Interest cost	8	7
Actuarial (gains) losses	(1)	3

Net periodic benefit cost	$29	$30

Retirement Medical Benefits Plans [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost

The weighted average discount rates used in measuring the Company’s projected retirement medical benefit obligations and net periodic benefit cost are as follows:

	2018	2017
Retirement medical benefit obligations	4.0%	3.4%
Net periodic benefit cost	3.4%	3.8%
Health care cost inflation	6.8%	6.6%

Schedule of Company's Defined Benefit Pension Plans

Information about the Company’s retirement medical benefits plans are as follows:

	2018	2017
Projected benefit obligation
Beginning of year	$33	$31
Interest cost	1	1
Actuarial (gains) losses and changes in actuarial assumptions	(3)	2
Benefits paid	(1)	(2)
Foreign exchange	(1)	1

Ending funded status	$29	$33

Amounts recorded in the consolidated balance sheet
Current liability	$2	$2
Non-current liability	27	31

Net amount	$29	$33

Amounts recorded in accumulated other comprehensive income
Unrecognized past service costs	$—	$1
Unrecognized actuarial gains	12	8

Total accumulated other comprehensive income	$12	$9

Net periodic benefit cost
Interest cost	$1	$1
Actuarial gains	(1)	(1)

Net periodic benefit cost	$—	$—

Pension Plan, Defined Benefit [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost

The weighted average significant actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	2018	2017
Projected benefit obligation
Discount rate	3.1%	2.9%
Rate of compensation increase	2.5%	2.6%
Net periodic benefit cost
Discount rate	2.8%	3.1%
Rate of compensation increase	2.5%	2.5%
Expected return on plan assets	5.8%	5.8%